Benefits offered to team members (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in obligations
Balance at beginning of year	R$ 162,136
Current service cost	5,058	R$ 4,576
Interest cost	4,139	3,983
Balance at the end of the year	193,775	162,136
Total obligations
Change in obligations
Balance at beginning of year	201,516	216,632
Health care	11,334	2,203
Current service cost	5,058	4,576
Interest cost	4,139	3,983
Benefits paid	(3,399)	(3,156)
Actuarial losses (gain)	9,661	3,590
Exchange variation	11,881	(26,312)
Balance at the end of the year	R$ 240,190	R$ 201,516